Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net loss	$ (2,233,384)	$ (4,615,725)
(Increase) Decrease in:
Processor retained funds	1,650	(40,526)
Prepaid expenses and other assets	(938,621)
Security deposits	(1,219,966)	(120,337)
Increase in:
Accounts payable and accrued expenses	436,447	3,275,838
Deferred rent	325,114	23,948
Rents received in advance	961,405	240,508
Net cash used in operating activities	(2,667,355)	(1,236,294)
Cash Flows from Investing Activities
Purchase of furniture and equipment	(11,500)
Net cash used in investing activities	(11,500)
Cash Flows from Financing Activities
Proceeds from loans payable - net	1,219,665	651,423
Proceeds from loans payable - SBA - PPP loan		815,183
Proceeds from loans payable - SBA - EIDL loan		800,000
Proceeds from (repayments of) related party loans payable and convertible note	2,684,744	(1,720)
Proceeds from merchant cash advances - net	1,065,929	29,891
Contributions from members	72,082	500,884
Distributions to members	(1,257,079)	(1,573,895)
Net cash provided by financing activities	3,785,341	1,221,766
Net (Decrease) increase in Cash and Restricted Cash	1,106,486	(14,528)
Cash and Restricted Cash - beginning of period	512	15,040
Total Cash and Restricted Cash - end of period	1,106,998	512
Cash	6,998	512
Restricted Cash	1,100,000
Total Cash and Restricted Cash	1,106,998	512
Cash paid for:
Interest	$ 1,333,677	434,587
Noncash financing activities:
Imputed interest on related party loans with below market interest rates reported as contributions from members		$ 25,140